16. EVENT SUBSEQUENT TO THE REPORTING PERIOD	12 Months Ended
Sep. 30, 2018
Notes
16. EVENT SUBSEQUENT TO THE REPORTING PERIOD

16.  EVENT SUBSEQUENT TO THE REPORTING PERIOD

The Company completed a non-brokered private placement on December 24, 2018 by issuing 5,000,000 non-flow-through units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $250,000 and 10,203,333 flow-through shares (“FT Share”) at a price of $0.06 per FT Share for gross proceeds of $612,200. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24 month period at a price of $0.10. In connect with the financing, the Company paid $50,760 as a cash finder’s fee and issued 887,250 finder’s warrants, each of which is exercisable into one common share at a price of $0.05 for a period of 12 months.